Note 13 - Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Jul. 01, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)			689,406
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value		$ 25.0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in shares)		29,436,670	29,167,803	30,480,317
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number (in shares)		20,229,958	19,457,559
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value		$ 32.3	$ 33.8
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value		$ 31.4	$ 32.0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)		680,385	1,799,665	5,141,331
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value		$ 2.0	$ 6.6	$ 40.0
Share-Based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)		4 years	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)		10 years	10 years
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)			5,749,764		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)			$ 5.55	$ 9.64
Earn-Out RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Fair Value	$ 2.5
The 2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)		22,573,555	20,298,497
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)		1,125,374
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value		$ 2.8
The 2021 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)		4 years	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)			10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)		6,349,464
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)		$ 4.22
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount		$ 73.2	$ 53.0